Shareholder Fees (Vanguard Pennsylvania Long-Term Tax-Exempt Fund Retail)	Vanguard Pennsylvania Long-Term Tax-Exempt Fund Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Investor Shares 12/1/2013 - 11/30/2014 USD ($)	Vanguard Pennsylvania Long-Term Tax-Exempt Fund Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Admiral Shares 12/1/2013 - 11/30/2014 USD ($)
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for certain fund account balances below $10,000)	20	20